Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table presents information about the relationship between executive compensation actually paid to our PEOs and our other named executive officers (for purposes of this section, the
“Non-PEO
NEOs”) and certain financial performance measures of the Company. For further information concerning our philosophy of executive pay tied to performance and how we align executive compensation with our performance, please refer to the section titled “Compensation Discussion and Analysis” beginning on page 40 of this Proxy Statement.

Year	Summary Compensation Table Total for PEO (Mr. Courtemanche) ($) (1)		Compensation Actually Paid to PEO (Mr. Courtemanche) ($) (3)		Average Summary Compensation Table Total for Non-PEO NEOs ($) (5)	Average Compensation Actually Paid to Non-PEO NEOs ($) (6)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) ($) (9)	Non-GAAP Operating Margin (%) (10)
		Summary Compensation Table Total for PEO (Dr. Gopal) ($) (2)		Compensation Actually Paid to PEO (Dr. Gopal) ($) (4)			Total Shareholder Return ($) (7)	Peer Group Total Shareholder Return ($) (8)

2025	20,784,081	77,416,665	17,666,168	80,545,636	4,657,164	4,704,256	82.66	240.25	(101)	14

2024	16,122,797	—	13,725,746	—	7,200,319	7,250,813	85.15	186.84	(106)	10

2023	12,918,339	—	25,334,504	—	4,200,701	7,280,125	78.66	137.02	(190)	2

2022	13,856,916	—	(9,591,955)	—	8,170,546	4,544,907	53.61	82.31	(287)	(10)

2021	10,625,107	—	76,757,138	—	4,809,572	25,498,661	90.88	128.15	(265)	(6)

(1)
The dollar amounts reported in this column represent the amounts of total compensation reported for Mr. Courtemanche (our former President and CEO) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table on page 66 of this Proxy Statement.

(2)
The dollar amount reported in this column represents the amount of total compensation reported for Dr. Gopal (our President and CEO) for the corresponding fiscal year in the “Total” column of the Summary Compensation Table on page 66 of this Proxy Statement.

(3)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Courtemanche, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Courtemanche during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Courtemanche’s total compensation for 2025 to determine the compensation actually paid:

Prior FYE	12/31/2024
Current FYE	12/31/2025
Fiscal Year	2025

PEO Summary Compensation Table Total	$20,784,081

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($19,204,584)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$15,066,725

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($347,016)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$1,187,903

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$179,059

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	—

Compensation Actually Paid	$17,666,168

(4)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Dr. Gopal, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Dr. Gopal during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Gopal’s total compensation for 2025 to determine the compensation actually paid:

Prior FYE	12/31/2024
Current FYE	12/31/2025
Fiscal Year	2025

PEO Summary Compensation Table Total	$77,416,665

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($76,650,569)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$79,779,540

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	—

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	—

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	—

Compensation Actually Paid	$80,545,636

(5)
The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO
NEOs for each corresponding fiscal year in the “Total” column of the Summary Compensation Table on page 66 of this Proxy Statement. The names of each of the non-PEO
NEOs included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2025 and 2024, Howard Fu, Benjamin C. Singer, Lawrence J. Stack, and Steven S. Davis; (ii) for 2023, Howard Fu, Benjamin C. Singer, Steven S. Davis, Joy D. Durling, and Paul E. Lyandres; (iii) for 2022, Paul E. Lyandres, Benjamin C. Singer, Joy D. Durling and Steven S. Davis; and (iv) for 2021, Paul E. Lyandres and Dennis H. Lyandres.

(6)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to the
Non-PEO
NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the
Non-PEO
NEOs as a group for 2025 to determine the compensation actually paid, using the same methodology described above in footnotes 3 and 4.

Prior FYE	12/31/2024
Current FYE	12/31/2025
Fiscal Year	2025

Non-PEO NEOs Summary Compensation Table Total	$4,657,164

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($3,840,984)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,398,340

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($162,270)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$731,004

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	($79,000)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	—

Compensation Actually Paid	$4,704,256

(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends (if any) for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(8)
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NASDAQ Computer Index, which is the same peer group used in Part II, Item 5 of our 2025 Form
10-K.

(9)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(10)
We have identified
non-GAAP
operating margin as the most important financial performance measure used to link compensation actually paid to our PEO and
Non-PEO
NEOs to our performance in fiscal year 2025, as this measure was one of the two metrics used to determine payouts to our former PEO and our
Non-PEO
NEOs under the 2025 Bonus Program. For further details regarding this determination, please refer to the section below titled “Financial Performance Measures.” Please refer to Appendix A for a discussion of non-GAAP
operating margin, as well as a reconciliation of this measure, to the most directly comparable financial measure calculated and presented in accordance with GAAP.

Company Selected Measure Name	non-GAAP operating margin
Named Executive Officers, Footnote
(5)
The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO
NEOs for each corresponding fiscal year in the “Total” column of the Summary Compensation Table on page 66 of this Proxy Statement. The names of each of the non-PEO
NEOs included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2025 and 2024, Howard Fu, Benjamin C. Singer, Lawrence J. Stack, and Steven S. Davis; (ii) for 2023, Howard Fu, Benjamin C. Singer, Steven S. Davis, Joy D. Durling, and Paul E. Lyandres; (iii) for 2022, Paul E. Lyandres, Benjamin C. Singer, Joy D. Durling and Steven S. Davis; and (iv) for 2021, Paul E. Lyandres and Dennis H. Lyandres.

Peer Group Issuers, Footnote	Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NASDAQ Computer Index, which is the same peer group used in Part II, Item 5 of our 2025 Form
10-K.

Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Courtemanche, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Courtemanche during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Courtemanche’s total compensation for 2025 to determine the compensation actually paid:

Prior FYE	12/31/2024
Current FYE	12/31/2025
Fiscal Year	2025

PEO Summary Compensation Table Total	$20,784,081

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($19,204,584)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$15,066,725

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($347,016)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$1,187,903

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$179,059

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	—

Compensation Actually Paid	$17,666,168

(4)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Dr. Gopal, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Dr. Gopal during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Gopal’s total compensation for 2025 to determine the compensation actually paid:

Prior FYE	12/31/2024
Current FYE	12/31/2025
Fiscal Year	2025

PEO Summary Compensation Table Total	$77,416,665

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($76,650,569)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$79,779,540

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	—

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	—

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	—

Compensation Actually Paid	$80,545,636

Non-PEO NEO Average Total Compensation Amount	$ 4,657,164	$ 7,200,319	$ 4,200,701	$ 8,170,546	$ 4,809,572
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,704,256	7,250,813	7,280,125	4,544,907	25,498,661
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to the
Non-PEO
NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the
Non-PEO
NEOs as a group for 2025 to determine the compensation actually paid, using the same methodology described above in footnotes 3 and 4.

Prior FYE	12/31/2024
Current FYE	12/31/2025
Fiscal Year	2025

Non-PEO NEOs Summary Compensation Table Total	$4,657,164

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($3,840,984)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,398,340

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($162,270)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$731,004

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	($79,000)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	—

Compensation Actually Paid	$4,704,256

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph illustrates the relationship among (i) compensation actually paid to the PEO and the average of the compensation actually paid to the non-PEO
NEOs, (ii) our cumulative TSR, and (iii) the cumulative TSR of the NASDAQ Computer Index peer group.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph illustrates the relationship between (i) compensation actually paid to the PEO and the average of the compensation actually paid to the non-PEO
NEOs and (ii) net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and
Non-GAAP
Operating Margin
The following graph illustrates the relationship between (i) compensation actually paid to the PEO and the average of the
compensation actually paid to the
non-PEO
NEOs and (ii) the
non-GAAP
operating margin.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR
The following graph illustrates the relationship among (i) compensation actually paid to the PEO and the average of the compensation actually paid to the non-PEO
NEOs, (ii) our cumulative TSR, and (iii) the cumulative TSR of the NASDAQ Computer Index peer group.

Tabular List, Table
Financial Performance Measures
Below are the most important financial performance measures used by us to link compensation actually paid to our PEOs and
Non-PEO
NEOs for fiscal year 2025 to our performance:

+	non-GAAP operating margin;

+	revenue; and

+	peer group rTSR
Non-GAAP
operating margin is the most important financial performance measure used by us to link compensation actually paid to our former PEO and
Non-PEO
NEOs for fiscal year 2025 to our performance, as this measure was one of the two metrics used to determine payouts to our former PEO and
Non-PEO
NEOs under the 2025 Bonus Program, and one of the two metrics used to determine the payout to our former PEO for the PSUs granted to him in 2025. The other metric that determined payouts under the 2025 Bonus Program was net new bookings, which is not a financial performance measure. The other financial performance measure that determined the payout to our former PEO for the PSUs granted to him in 2025 was revenue. The financial performance measure that was selected to determine the payout to our current PEO for the new hire PSUs granted to him in September 2025 was rTSR. Please refer to the section titled “Compensation Discussion and Analysis” beginning on page 40 of this Proxy Statement for further discussion of the 2025 Bonus Program and the PSUs granted to our PEOs in 2025.

Total Shareholder Return Amount	$ 82.66	85.15	78.66	53.61	90.88
Peer Group Total Shareholder Return Amount	240.25	186.84	137.02	82.31	128.15
Net Income (Loss)	$ (101,000,000)	$ (106,000,000)	$ (190,000,000)	$ (287,000,000)	$ (265,000,000)
Company Selected Measure Amount	14	10	2	(10)	(6)
Measure:: 1
Pay vs Performance Disclosure
Name	non-GAAP operating margin
Non-GAAP Measure Description	We have identified
non-GAAP
operating margin as the most important financial performance measure used to link compensation actually paid to our PEO and
Non-PEO
NEOs to our performance in fiscal year 2025, as this measure was one of the two metrics used to determine payouts to our former PEO and our
Non-PEO
NEOs under the 2025 Bonus Program. For further details regarding this determination, please refer to the section below titled “Financial Performance Measures.” Please refer to Appendix A for a discussion of non-GAAP
	operating margin, as well as a reconciliation of this measure, to the most directly comparable financial measure calculated and presented in accordance with GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	revenue
Measure:: 3
Pay vs Performance Disclosure
Name	peer group rTSR
Mr. Courtemanche [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,784,081	$ 16,122,797	$ 12,918,339	$ 13,856,916	$ 10,625,107
PEO Actually Paid Compensation Amount	$ 17,666,168	13,725,746	25,334,504	(9,591,955)	76,757,138
PEO Name	Mr. Courtemanche
Dr. Gopal [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 77,416,665	0	0	0	0
PEO Actually Paid Compensation Amount	$ 80,545,636	$ 0	$ 0	$ 0	$ 0
PEO Name	Dr. Gopal
PEO | Mr. Courtemanche [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (19,204,584)
PEO | Mr. Courtemanche [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,066,725
PEO | Mr. Courtemanche [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(347,016)
PEO | Mr. Courtemanche [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,187,903
PEO | Mr. Courtemanche [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,059
PEO | Mr. Courtemanche [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr. Gopal [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,650,569)
PEO | Dr. Gopal [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,779,540
PEO | Dr. Gopal [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr. Gopal [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr. Gopal [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr. Gopal [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,840,984)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,398,340
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(162,270)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	731,004
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,000)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0